Document and Entity Information	May 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001803737
Document Type	8-K
Document Period End Date	May 05, 2026
Entity Registrant Name	Enhabit, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41406
Entity Tax Identification Number	47-2409192
Entity Address, Address Line One	6688 N. Central Expressway
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75206
City Area Code	(214)
Local Phone Number	239-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	EHAB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false